Schedule of Investments

Xtrackers Investment Grade Bond - Interest Rate Hedged ETF

February 29, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.9%
Basic Materials - 2.3%
Chemicals - 1.4%
Dow Chemical Co.
7.375%, 11/1/29	$20,000	$27,500
DuPont de Nemours, Inc.
4.205%, 11/15/23	15,000	16,369
5.419%, 11/15/48	5,000	6,307
LyondellBasell Industries NV
4.625%, 2/26/55	10,000	11,193
Sherwin-Williams Co.
2.95%, 8/15/29	5,000	5,248
(Cost $62,270)		66,617
Forest Products & Paper - 0.3%
International Paper Co.
4.80%, 6/15/44 (Cost $10,862)	10,000	11,502
Mining - 0.6%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	7,000	9,438
Newmont Goldcorp Corp.
4.875%, 3/15/42	5,000	6,294
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25	10,000	11,075
(Cost $22,706)		26,807
Communications - 13.4%
Internet - 1.3%
Alphabet, Inc.
3.375%, 2/25/24	10,000	10,819
Amazon.com, Inc.
2.80%, 8/22/24	10,000	10,550
4.80%, 12/5/34	15,000	19,901
4.95%, 12/5/44	13,000	18,342
(Cost $50,557)		59,612
Media - 4.1%
Comcast Corp.
3.15%, 2/15/28	10,000	10,871
4.15%, 10/15/28	25,000	29,018
2.65%, 2/1/30	10,000	10,510
4.20%, 8/15/34	30,000	36,324
3.40%, 7/15/46	5,000	5,387
3.969%, 11/1/47	10,000	11,783
3.999%, 11/1/49	5,000	5,954
4.95%, 10/15/58	5,000	6,870
Discovery Communications LLC
5.20%, 9/20/47	10,000	11,806
NBCUniversal Media LLC
5.95%, 4/1/41	10,000	14,552
TWDC Enterprises 18 Corp.
MTN, 2.95%, 6/15/27(a)	15,000	16,419
ViacomCBS, Inc.
4.00%, 1/15/26	20,000	21,949
Walt Disney Co.
2.75%, 9/1/49	10,000	10,152
(Cost $171,296)		191,595
Telecommunications - 8.0%
AT&T, Inc.
4.45%, 4/1/24	5,000	5,514
3.40%, 5/15/25	18,000	19,187
5.35%, 9/1/40	18,000	22,928
4.80%, 6/15/44	10,000	11,848
4.75%, 5/15/46	10,000	11,747
5.15%, 11/15/46	5,000	6,197
5.45%, 3/1/47	5,000	6,506
4.50%, 3/9/48	10,000	11,482
4.55%, 3/9/49	20,000	23,204
Cisco Systems, Inc.
2.20%, 9/20/23	5,000	5,135
5.50%, 1/15/40	10,000	14,568
Corning, Inc.
4.375%, 11/15/57	5,000	5,458
Deutsche Telekom International Finance BV
8.75%, 6/15/30	10,000	15,157
Orange SA
5.50%, 2/6/44	6,000	8,756
Rogers Communications, Inc.
4.10%, 10/1/23	10,000	10,881
4.30%, 2/15/48	5,000	5,915
Telefonica Europe BV
8.25%, 9/15/30	30,000	44,378
Verizon Communications, Inc.
3.875%, 2/8/29	10,000	11,456
4.40%, 11/1/34	25,000	30,575
4.272%, 1/15/36	20,000	24,051
4.812%, 3/15/39	20,000	25,685
5.012%, 4/15/49	5,000	6,911
5.012%, 8/21/54	5,000	7,026
Vodafone Group PLC
4.375%, 5/30/28	15,000	17,247
5.25%, 5/30/48	10,000	12,625
4.25%, 9/17/50	5,000	5,527
(Cost $317,804)		369,964
Consumer, Cyclical - 5.7%
Apparel - 0.2%
NIKE, Inc.
2.375%, 11/1/26 (Cost $9,211)	10,000	10,535

Auto Manufacturers - 1.3%
General Motors Co.
6.25%, 10/2/43	15,000	16,909
General Motors Financial Co., Inc.
3.50%, 11/7/24	15,000	15,573
4.35%, 1/17/27	15,000	16,130
Toyota Motor Credit Corp.
GMTN, 3.45%, 9/20/23	10,000	10,732
(Cost $55,172)		59,344
Lodging - 0.2%
Las Vegas Sands Corp.
3.20%, 8/8/24 (Cost $10,136)	10,000	10,374
Retail - 3.9%
Costco Wholesale Corp.
3.00%, 5/18/27	5,000	5,443
Dollar Tree, Inc.
4.00%, 5/15/25	8,000	8,803
Home Depot, Inc.
3.00%, 4/1/26	20,000	21,611
3.90%, 6/15/47	5,000	6,112
4.50%, 12/6/48	5,000	6,561
3.50%, 9/15/56	10,000	11,330
Lowe's Cos., Inc.
4.375%, 9/15/45	14,000	16,394
McDonald's Corp.
MTN, 3.35%, 4/1/23	10,000	10,568
MTN, 3.70%, 1/30/26	10,000	10,992
MTN, 4.45%, 9/1/48	5,000	6,126
MTN, 3.625%, 9/1/49(a)	5,000	5,459
Starbucks Corp.
4.50%, 11/15/48	5,000	5,954
Target Corp.
4.00%, 7/1/42	6,000	7,333
TJX Cos., Inc.
2.25%, 9/15/26	8,000	8,241
Walgreens Boots Alliance, Inc.
4.80%, 11/18/44	6,000	6,269
Walmart, Inc.
2.85%, 7/8/24	10,000	10,626
5.25%, 9/1/35	10,000	14,078
3.625%, 12/15/47	10,000	11,984
2.95%, 9/24/49	5,000	5,376
(Cost $160,623)		179,260
Toys/Games/Hobbies - 0.1%
Hasbro, Inc.
3.90%, 11/19/29 (Cost $6,085)	6,000	6,317
Consumer, Non-cyclical - 20.8%
Agriculture - 1.8%
Altria Group, Inc.
4.00%, 1/31/24	11,000	11,887
5.95%, 2/14/49	15,000	19,096
BAT Capital Corp.
3.557%, 8/15/27	15,000	15,747
Philip Morris International, Inc.
4.375%, 11/15/41	13,000	15,066
Reynolds American, Inc.
4.45%, 6/12/25	5,000	5,514
5.70%, 8/15/35	15,000	17,896
(Cost $76,113)		85,206
Beverages - 2.8%
Anheuser-Busch InBev Finance, Inc.
4.00%, 1/17/43	5,000	5,528
4.625%, 2/1/44	10,000	12,027
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	5,000	5,649
4.75%, 1/23/29	5,000	5,930
4.60%, 4/15/48	5,000	6,011
5.55%, 1/23/49	10,000	13,608
5.80%, 1/23/59	12,000	17,070
Coca-Cola Co.
1.75%, 9/6/24	10,000	10,167
2.875%, 10/27/25	5,000	5,404
Keurig Dr Pepper, Inc.
4.597%, 5/25/28	10,000	11,564
Molson Coors Brewing Co.
3.00%, 7/15/26	15,000	15,696
PepsiCo, Inc.
4.45%, 4/14/46	6,000	7,882
4.00%, 5/2/47	10,000	12,492
(Cost $114,080)		129,028
Biotechnology - 1.7%
Amgen, Inc.
3.125%, 5/1/25	10,000	10,723
4.663%, 6/15/51	14,000	17,360
Biogen, Inc.
4.05%, 9/15/25	10,000	11,233
Gilead Sciences, Inc.
2.95%, 3/1/27	15,000	16,020
4.00%, 9/1/36	15,000	17,656
4.75%, 3/1/46	5,000	6,458
(Cost $69,891)		79,450
Commercial Services - 0.6%
Global Payments, Inc.
2.65%, 2/15/25	10,000	10,352
Massachusetts Institute of Technology
Series F, 2.989%, 7/1/50	6,000	6,695

Paypal Holdings, Inc.
2.85%, 10/1/29	5,000	5,256
RELX Capital, Inc.
4.00%, 3/18/29	5,000	5,727
(Cost $26,481)		28,030
Cosmetics/Personal Care - 0.3%
Procter & Gamble Co.
2.85%, 8/11/27 (Cost $10,640)	11,000	12,101
Food - 1.2%
Campbell Soup Co.
4.15%, 3/15/28	5,000	5,577
Conagra Brands, Inc.
5.40%, 11/1/48	5,000	6,331
General Mills, Inc.
3.20%, 2/10/27	10,000	10,842
Kroger Co.
4.45%, 2/1/47	5,000	5,670
McCormick & Co., Inc.
3.40%, 8/15/27	5,000	5,462
Sysco Corp.
3.75%, 10/1/25	5,000	5,569
Tyson Foods, Inc.
3.55%, 6/2/27	13,000	14,239
(Cost $46,150)		53,690
Healthcare-Products - 1.7%
Abbott Laboratories
3.40%, 11/30/23	10,000	10,695
4.90%, 11/30/46	6,000	8,368
Boston Scientific Corp.
4.00%, 3/1/29	10,000	11,495
DH Europe Finance II Sarl
3.40%, 11/15/49	5,000	5,541
Medtronic, Inc.
3.50%, 3/15/25	5,000	5,488
4.625%, 3/15/45	6,000	8,131
Stryker Corp.
4.625%, 3/15/46	5,000	6,479
Thermo Fisher Scientific, Inc.
4.15%, 2/1/24	20,000	21,827
(Cost $71,602)		78,024
Healthcare-Services - 2.3%
Aetna, Inc.
3.875%, 8/15/47	5,000	5,294
Anthem, Inc.
3.70%, 9/15/49	10,000	10,269
HCA, Inc.
4.75%, 5/1/23	15,000	16,243
4.125%, 6/15/29	5,000	5,493
5.50%, 6/15/47	7,000	8,326
Kaiser Foundation Hospitals
4.15%, 5/1/47	10,000	12,648
Laboratory Corp. of America Holdings
3.60%, 2/1/25	10,000	10,791
UnitedHealth Group, Inc.
4.75%, 7/15/45	28,000	35,984
(Cost $96,572)		105,048
Pharmaceuticals - 8.4%
AbbVie, Inc.
4.70%, 5/14/45	25,000	29,628
Allergan Funding SCS
3.80%, 3/15/25	20,000	21,870
AstraZeneca PLC
4.00%, 1/17/29	5,000	5,753
6.45%, 9/15/37	10,000	14,821
Becton Dickinson and Co.
4.669%, 6/6/47	10,000	12,679
Cigna Corp.
3.75%, 7/15/23	10,000	10,668
4.90%, 12/15/48	12,000	14,899
CVS Health Corp.
3.875%, 7/20/25	45,000	49,200
4.30%, 3/25/28	5,000	5,606
4.78%, 3/25/38	10,000	11,778
5.05%, 3/25/48	20,000	24,628
Eli Lilly & Co.
3.95%, 3/15/49	5,000	6,153
GlaxoSmithKline Capital PLC
3.375%, 6/1/29	15,000	16,709
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	10,000	10,413
Johnson & Johnson
2.625%, 1/15/25	10,000	10,586
5.95%, 8/15/37	10,000	15,197
3.50%, 1/15/48	5,000	5,974
Merck & Co., Inc.
2.80%, 5/18/23	10,000	10,441
4.15%, 5/18/43	5,000	6,347
4.00%, 3/7/49	5,000	6,330
Mylan NV
3.95%, 6/15/26	10,000	10,883
5.25%, 6/15/46	2,000	2,406
Novartis Capital Corp.
3.40%, 5/6/24	10,000	10,833
3.10%, 5/17/27	15,000	16,351
Pfizer, Inc.
4.30%, 6/15/43	10,000	12,885
4.40%, 5/15/44	15,000	19,217
Sanofi
3.625%, 6/19/28	5,000	5,754

Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	15,000	16,123
Zoetis, Inc.
4.70%, 2/1/43	5,000	6,460
(Cost $352,141)		390,592
Energy - 11.0%
Oil & Gas - 6.0%
Apache Corp.
5.10%, 9/1/40	10,000	10,192
BP Capital Markets America, Inc.
2.75%, 5/10/23	15,000	15,587
4.234%, 11/6/28	5,000	5,804
BP Capital Markets PLC
3.279%, 9/19/27	10,000	10,758
Canadian Natural Resources Ltd.
3.85%, 6/1/27	10,000	10,634
Chevron Corp.
2.954%, 5/16/26	15,000	16,062
Concho Resources, Inc.
4.875%, 10/1/47	5,000	5,899
ConocoPhillips Co.
4.30%, 11/15/44	7,000	8,412
Equinor ASA
3.95%, 5/15/43	8,000	9,318
Exxon Mobil Corp.
2.709%, 3/6/25	15,000	15,766
2.44%, 8/16/29	3,000	3,128
3.567%, 3/6/45	5,000	5,555
3.095%, 8/16/49	5,000	5,168
Marathon Oil Corp.
4.40%, 7/15/27	5,000	5,472
Marathon Petroleum Corp.
6.50%, 3/1/41	4,000	5,401
Noble Energy, Inc.
5.05%, 11/15/44	5,000	5,133
Occidental Petroleum Corp.
2.90%, 8/15/24	20,000	20,352
4.10%, 2/15/47	15,000	13,712
Phillips 66
4.875%, 11/15/44	7,000	8,430
Shell International Finance BV
3.50%, 11/13/23	15,000	16,006
4.55%, 8/12/43	30,000	37,515
Suncor Energy, Inc.
4.00%, 11/15/47	5,000	5,495
Total Capital International SA
3.70%, 1/15/24	10,000	10,798
3.455%, 2/19/29	10,000	11,079
Valero Energy Corp.
3.40%, 9/15/26	15,000	16,030
(Cost $261,706)		277,706
Oil & Gas Services - 0.8%
Baker Hughes A GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
4.08%, 12/15/47	8,000	8,335
Halliburton Co.
3.50%, 8/1/23	5,000	5,268
3.80%, 11/15/25	15,000	16,465
National Oilwell Varco, Inc.
3.95%, 12/1/42	2,000	1,911
Schlumberger Investment SA
3.65%, 12/1/23	5,000	5,339
(Cost $35,071)		37,318
Pipelines - 4.2%
Enbridge, Inc.
4.00%, 10/1/23	10,000	10,699
Enterprise Products Operating LLC
5.10%, 2/15/45	28,000	33,313
Kinder Morgan, Inc.
4.30%, 6/1/25	8,000	8,828
5.20%, 3/1/48	10,000	11,860
MPLX LP
4.80%, 2/15/29	5,000	5,596
4.70%, 4/15/48	12,000	12,177
ONEOK, Inc.
5.20%, 7/15/48	5,000	5,719
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	10,000	10,620
Sunoco Logistics Partners Operations LP
4.00%, 10/1/27	55,000	57,649
TransCanada Pipelines Ltd.
7.625%, 1/15/39	13,000	20,342
Williams Cos., Inc.
3.75%, 6/15/27	10,000	10,502
4.85%, 3/1/48	5,000	5,275
(Cost $179,394)		192,580
Financial - 27.1%
Banks - 19.4%
Bank of America Corp.
MTN, 4.125%, 1/22/24	15,000	16,256
MTN, 4.00%, 1/22/25	15,000	16,374
MTN, 3.875%, 8/1/25	10,000	11,080
MTN, 4.25%, 10/22/26	10,000	11,175
MTN, 5.00%, 1/21/44	13,000	17,639
Bank of New York Mellon Corp.
MTN, 2.20%, 8/16/23	5,000	5,127
MTN, 3.30%, 8/23/29	10,000	10,953

Bank of Nova Scotia
4.50%, 12/16/25	15,000	16,963
Citigroup, Inc.
3.875%, 10/25/23	5,000	5,401
3.875%, 3/26/25	10,000	10,839
3.30%, 4/27/25	10,000	10,708
4.40%, 6/10/25	10,000	11,154
4.125%, 7/25/28	20,000	22,274
5.30%, 5/6/44	5,000	6,641
4.75%, 5/18/46	10,000	12,570
4.65%, 7/23/48	5,000	6,645
Cooperatieve Rabobank UA
5.25%, 5/24/41	10,000	14,394
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/22	35,000	36,878
4.55%, 4/17/26	15,000	16,936
Deutsche Bank AG
3.70%, 5/30/24(b)	10,000	10,480
Discover Bank
3.45%, 7/27/26	15,000	16,008
Fifth Third Bancorp
4.30%, 1/16/24	20,000	21,706
Goldman Sachs Group, Inc.
4.00%, 3/3/24	15,000	16,319
MTN, 3.85%, 7/8/24	10,000	10,809
3.50%, 1/23/25	10,000	10,679
6.25%, 2/1/41	20,000	29,417
MTN, 4.80%, 7/8/44	5,000	6,398
5.15%, 5/22/45	5,000	6,445
HSBC Holdings PLC
6.10%, 1/14/42	20,000	28,948
ING Groep NV
3.95%, 3/29/27	10,000	11,215
JPMorgan Chase & Co.
3.875%, 9/10/24	15,000	16,252
3.125%, 1/23/25	22,000	23,350
6.40%, 5/15/38	18,000	26,736
4.95%, 6/1/45	5,000	6,675
KeyCorp
MTN, 4.10%, 4/30/28	5,000	5,716
Mitsubishi UFJ Financial Group, Inc.
3.407%, 3/7/24	15,000	15,940
3.287%, 7/25/27	20,000	21,651
3.741%, 3/7/29	5,000	5,614
Morgan Stanley
Series F, 3.875%, 4/29/24	15,000	16,296
GMTN, 3.70%, 10/23/24	15,000	16,273
MTN, 3.125%, 7/27/26	5,000	5,334
GMTN, 4.35%, 9/8/26	10,000	11,197
4.30%, 1/27/45	5,000	6,179
4.375%, 1/22/47	15,000	18,967
PNC Financial Services Group, Inc.
3.90%, 4/29/24	20,000	21,642
3.45%, 4/23/29	5,000	5,524
Santander Holdings USA, Inc.
4.40%, 7/13/27	10,000	10,975
Santander UK PLC
4.00%, 3/13/24	10,000	10,850
State Street Corp.
3.10%, 5/15/23	10,000	10,487
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/9/26	5,000	5,528
2.632%, 7/14/26	30,000	31,353
Toronto-Dominion Bank
GMTN, 3.50%, 7/19/23	10,000	10,703
Truist Bank
3.20%, 4/1/24	5,000	5,298
Truist Financial Corp.
MTN, 3.70%, 6/5/25	15,000	16,577
US Bancorp
MTN, 3.60%, 9/11/24	20,000	21,740
MTN, 3.90%, 4/26/28	10,000	11,717
Wells Fargo & Co.
3.00%, 4/22/26	20,000	21,211
3.00%, 10/23/26	10,000	10,601
5.375%, 2/7/35	35,000	47,634
5.606%, 1/15/44	5,000	6,810
MTN, 4.75%, 12/7/46	5,000	6,316
Westpac Banking Corp.
3.35%, 3/8/27(a)	15,000	16,528
(Cost $816,301)		896,105
Diversified Financial Services - 3.4%
American Express Co.
3.40%, 2/27/23	25,000	26,333
American Express Credit Corp.
MTN, 3.30%, 5/3/27	5,000	5,493
Brookfield Finance, Inc.
4.70%, 9/20/47	5,000	6,190
Capital One Financial Corp.
3.20%, 2/5/25	26,000	27,443
3.75%, 3/9/27	5,000	5,453
CME Group, Inc.
5.30%, 9/15/43	5,000	7,191
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	25,000	28,616
Mastercard, Inc.
2.95%, 11/21/26	10,000	10,820
Synchrony Financial
4.25%, 8/15/24	15,000	16,138

Visa, Inc.
3.15%, 12/14/25	5,000	5,435
4.15%, 12/14/35	15,000	18,626
(Cost $141,584)		157,738
Insurance - 3.0%
American International Group, Inc.
4.50%, 7/16/44	10,000	12,274
4.75%, 4/1/48	5,000	6,414
Aon Corp.
3.75%, 5/2/29	5,000	5,580
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	5,000	6,118
Berkshire Hathaway, Inc.
3.125%, 3/15/26	25,000	27,098
Brighthouse Financial, Inc.
3.70%, 6/22/27	12,000	12,426
Chubb INA Holdings, Inc.
4.35%, 11/3/45	5,000	6,475
Manulife Financial Corp.
4.15%, 3/4/26	10,000	11,374
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	10,000	11,669
MetLife, Inc.
5.70%, 6/15/35	17,000	23,528
Progressive Corp.
4.125%, 4/15/47	3,000	3,752
Prudential Financial, Inc.
MTN, 4.60%, 5/15/44	10,000	12,611
(Cost $123,616)		139,319
Real Estate Investment Trusts - 1.1%
American Tower Corp.
3.80%, 8/15/29	7,000	7,726
Boston Properties LP
3.40%, 6/21/29	10,000	11,000
Crown Castle International Corp.
3.80%, 2/15/28	6,000	6,598
Digital Realty Trust LP
3.70%, 8/15/27	10,000	10,999
Welltower, Inc.
3.625%, 3/15/24	15,000	16,161
(Cost $48,571)		52,484
REITS - 0.2%
Simon Property Group LP
2.45%, 9/13/29	5,000	5,104
3.25%, 9/13/49	5,000	5,242
(Cost $9,827)		10,346
Industrial - 6.0%
Aerospace/Defense - 2.1%
Boeing Co.
2.95%, 2/1/30	10,000	10,458
3.95%, 8/1/59	5,000	5,569
General Dynamics Corp.
3.50%, 5/15/25	5,000	5,496
Lockheed Martin Corp.
4.09%, 9/15/52	9,000	11,587
Northrop Grumman Corp.
4.03%, 10/15/47	10,000	11,993
Rockwell Collins, Inc.
3.50%, 3/15/27	10,000	11,137
United Technologies Corp.
4.125%, 11/16/28	15,000	17,587
5.70%, 4/15/40	10,000	14,620
4.625%, 11/16/48	5,000	6,717
(Cost $83,007)		95,164
Electronics - 0.6%
Fortive Corp.
3.15%, 6/15/26	10,000	10,573
Honeywell International, Inc.
2.50%, 11/1/26	15,000	15,967
(Cost $24,556)		26,540
Environmental Control - 0.2%
Waste Management, Inc.
3.45%, 6/15/29	3,000	3,322
4.10%, 3/1/45	5,000	6,142
(Cost $8,147)		9,464
Machinery-Construction & Mining - 0.1%
Caterpillar, Inc.
3.803%, 8/15/42 (Cost $5,037)	5,000	5,966
Machinery-Diversified - 0.3%
John Deere Capital Corp.
MTN, 3.45%, 3/13/25	10,000	10,894
Westinghouse Air Brake Technologies Corp.
4.40%, 3/15/24	5,000	5,422
(Cost $15,934)		16,316
Miscellaneous Manufacturing - 1.2%
3M Co.
MTN, 3.25%, 2/14/24	15,000	16,002
General Electric Co.
MTN, 5.875%, 1/14/38	15,000	19,529
4.125%, 10/9/42	2,000	2,148
4.50%, 3/11/44	5,000	5,849
Parker-Hannifin Corp.
3.25%, 6/14/29	10,000	10,883
(Cost $51,780)		54,411

Transportation - 1.5%
Burlington Northern Santa Fe LLC
3.90%, 8/1/46	15,000	17,651
CSX Corp.
4.25%, 3/15/29	12,000	13,924
FedEx Corp.
5.10%, 1/15/44	10,000	11,737
Union Pacific Corp.
3.70%, 3/1/29	10,000	11,290
3.799%, 10/1/51	5,000	5,636
United Parcel Service, Inc.
3.75%, 11/15/47	10,000	11,146
(Cost $63,726)		71,384
Technology - 9.7%
Computers - 3.1%
Apple, Inc.
2.40%, 5/3/23	45,000	46,487
3.20%, 5/13/25	17,000	18,359
4.45%, 5/6/44	15,000	19,365
3.75%, 11/13/47	15,000	17,777
2.95%, 9/11/49(a)	10,000	10,526
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	10,000	11,372
International Business Machines Corp.
4.00%, 6/20/42	15,000	17,843
(Cost $128,289)		141,729
Semiconductors - 2.0%
Analog Devices, Inc.
3.90%, 12/15/25	5,000	5,550
Applied Materials, Inc.
4.35%, 4/1/47	3,000	3,924
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.50%, 1/15/28	15,000	15,446
Intel Corp.
3.70%, 7/29/25	10,000	11,047
4.10%, 5/11/47	15,000	18,340
KLA Corp.
4.10%, 3/15/29	5,000	5,703
Lam Research Corp.
4.875%, 3/15/49	2,000	2,636
QUALCOMM, Inc.
3.45%, 5/20/25	10,000	10,879
3.25%, 5/20/27	5,000	5,393
4.30%, 5/20/47	5,000	6,011
Texas Instruments, Inc.
4.15%, 5/15/48	5,000	6,357
(Cost $81,810)		91,286
Software - 4.6%
Fidelity National Information Services, Inc.
3.75%, 5/21/29	5,000	5,643
Fiserv, Inc.
4.20%, 10/1/28	10,000	11,466
3.50%, 7/1/29	10,000	10,978
Microsoft Corp.
2.40%, 8/8/26	20,000	21,058
3.30%, 2/6/27	20,000	22,172
3.50%, 2/12/35	10,000	11,647
3.75%, 2/12/45	10,000	12,170
3.70%, 8/8/46	10,000	12,161
4.25%, 2/6/47	15,000	19,703
3.95%, 8/8/56	5,000	6,368
Oracle Corp.
3.40%, 7/8/24	10,000	10,735
2.95%, 5/15/25	10,000	10,623
4.30%, 7/8/34	25,000	30,718
4.00%, 7/15/46	10,000	11,922
4.00%, 11/15/47	10,000	12,123
salesforce.com, Inc.
3.70%, 4/11/28	5,000	5,658
(Cost $189,504)		215,145
Utilities - 2.9%
Electric - 2.5%
Berkshire Hathaway Energy Co.
4.50%, 2/1/45	5,000	6,196
Consolidated Edison Co. of New York, Inc.
4.625%, 12/1/54	5,000	6,698
Duke Energy Corp.
3.75%, 4/15/24	10,000	10,753
3.75%, 9/1/46	5,000	5,552
Emera US Finance LP
3.55%, 6/15/26	10,000	10,869
Entergy Corp.
2.95%, 9/1/26	5,000	5,272
Exelon Corp.
3.95%, 6/15/25	5,000	5,519
4.45%, 4/15/46	5,000	6,061
FirstEnergy Corp.
Series C, 4.85%, 7/15/47	7,000	8,630
Florida Power & Light Co.
3.95%, 3/1/48	5,000	6,190
MidAmerican Energy Co.
3.65%, 4/15/29	10,000	11,357
Sempra Energy
3.25%, 6/15/27	10,000	10,696
4.00%, 2/1/48	5,000	5,538
Southern California Edison Co.
Series C, 4.125%, 3/1/48	7,000	8,017

Southern Co.
4.40%, 7/1/46	7,000	8,198
(Cost $102,529)		115,546
Gas - 0.4%
NiSource, Inc.
3.49%, 5/15/27 (Cost $14,586)	15,000	16,355
TOTAL CORPORATE BONDS
(Cost $4,125,367)		4,575,998

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(c)(d)
(Cost $26,130)	26,130	26,130

TOTAL INVESTMENTS - 99.5%
(Cost $4,151,497)		$4,602,128
Other assets and liabilities, net - 0.5%		24,277
NET ASSETS - 100.0%		$4,626,405

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
CORPORATE BONDS - 0.2%
Financial - 0.2%
Deutsche Bank AG, 3.70%, 5/30/24(b)
19,488	—	(10,386)		537	841	528	—	10,000	10,480
SECURITIES LENDING COLLATERAL - 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(c)(d)
34,230	—	(8,100	)(e)	—	—	329	—	26,130	26,130
CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.54%(c)
—	1,999,249	(1,999,249)		—	—	1,053	—	—	—
53,718	1,999,249	(2,017,735)		537	841	1,910	—	36,130	36,610

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $38,751, which is 0.8% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $13,568.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note

At February 29, 2020, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(f)
2-Year U.S. Treasury Note	USD	1	$217,531	$218,328	6/30/2020	$(797)
5-Year U.S. Treasury Note	USD	9	1,096,031	1,104,750	6/30/2020	(8,719)
10-Year Ultra U.S. Treasury Note	USD	2	296,438	300,438	6/19/2020	(4,000)
10-Year U.S. Treasury Note	USD	7	933,188	943,250	6/19/2020	(10,062)
Ultra Long U.S. Treasury Bond	USD	5	1,015,820	1,037,500	6/19/2020	(21,680)
U.S. Treasury Long Bond	USD	6	1,004,766	1,021,500	6/19/2020	(16,734)
Total unrealized depreciation						$(61,992)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of February 29, 2020.

Currency Abbreviations
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(g)	$—	$4,575,998	$—	$4,575,998
Short-Term Investments	26,130	—	—	26,130
TOTAL	$26,130	$4,575,998	$—	$4,602,128

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Futures Contracts	$(61,992)	$—	$—	$(61,992)
TOTAL	$(61,992)	$—	$—	$(61,992)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.